MITCHELL HUTCHINS SERIES TRUST--MONEY MARKET PORTFOLIO
SEMIANNUAL REPORT


Dear Contract Owner,                                           August 20, 1999

We are pleased to present you with the semiannual report for the Mitchell Hutchins Series Trust--Money Market Portfolio for the six-month period ended June 30, 1999.

MARKET REVIEW
-------------------------------------------------------------------------------
[GRAPHIC]
     During the six-month period, inflation risk became the dominant theme driving bond yields. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. At the end of the period, the Federal Reserve raised the federal funds rate by 0.25% to 5%.
PORTFOLIO REVIEW

PERFORMANCE AND CHARACTERISTICS, JUNE 30, 1999
-------------------------------------------------------------------------------

  7-Day Current Yield                                          3.41%
  Weighted Average Maturity                                   51 days
  Net Assets                                               $6.8 million
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     We remained slightly bullish on the fixed income markets during the first part of the period, expecting interest rates to remain unchanged. Since we did not expect major changes in rates, we kept the Portfolio's weighted average maturity slightly long, about 5-10 days above the average of its peer group. During the last part of the period, we shortened the maturity to 3-5 days above the peer group average in anticipation of rising interest rates. We maintained our focus on top-tier credit quality instruments.

OUTLOOK
-------------------------------------------------------------------------------
[GRAPHIC]
    We are closely monitoring the market as Y2K approaches. It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we expect to maintain a position of about 20% in U.S. Government securities.* However, this planned defensive posture may change in response to changing market circumstances as 1999 draws to a close.



*Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Margo Alexander               /s/ Brian M. Storms

MARGO ALEXANDER                   BRIAN M. STORMS
Chairman and Chief                President and Chief
Executive Officer                 Operating Officer
Mitchell Hutchins Asset           Mitchell Hutchins Asset
Management Inc.                   Management Inc.

MITCHELL HUTCHINS SERIES TRUST--MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                 JUNE 30, 1999(UNAUDITED)

PRINCIPAL
 AMOUNT                                                    MATURITY  INTEREST
  (000)                                                     DATES     RATES          VALUE
---------                                                  --------  --------     -----------
BANK NOTES (DOMESTIC)--7.42%
  $ 200     First Tennessee Bank NA, Memphis.............  07/06/99    5.449%*    $  200,000
    300     KeyBank NA...................................  04/25/00    5.750         301,224
                                                                                  -----------
Total Bank Notes (cost--$501,224)........................                            501,224
                                                                                  -----------

BANKER ACCEPTANCE--4.43%
    300     Toronto Dominion Bank (cost--$299,167).......  07/21/99    5.000         299,167
                                                                                  -----------

CERTIFICATES OF DEPOSIT (YANKEE)--8.88%
    200     Bayerische Vereinsbank AG....................  04/28/00    5.150         199,849
    100     Canadian Imperial Bank of Commerce...........  04/12/00    5.100          99,962
    200     Royal Bank of Canada.........................  07/02/99    4.890*        199,916
    100     Toronto Dominion Bank........................  04/17/00    5.060          99,954
                                                                                  -----------
Total Certificates of Deposit (cost--$599,681)...........                            599,681
                                                                                  -----------

COMMERCIAL PAPER@--70.97%
ASSET BACKED-AUTO & TRUCK--4.43%
    300     New Center Asset Trust.......................  07/14/99    4.810         299,479
                                                                                  -----------
ASSET BACKED-BANKING--3.27%
    222     Woodstreet Funding Corp......................  07/26/99    5.130         221,209
                                                                                  -----------
ASSET BACKED-MISCELLANEOUS--4.44%
    300     Preferred Receivables Funding Corp...........  07/06/99    4.820         299,799
                                                                                  -----------
AUTO & TRUCK--8.88%
    300     BMW US Capital Inc...........................  07/01/99    5.700         300,000
    300     Ford Motor Credit Corp.......................  07/08/99    4.840         299,718
                                                                                  -----------
                                                                                     599,718
                                                                                  -----------
BANKING--4.43%
    300     BBL North America Funding Corp...............  07/26/99    4.810         298,998
                                                                                  -----------
BROKER-DEALER--4.44%
    300     Goldman Sachs Group, Inc.....................  07/01/99    5.750         300,000
                                                                                  -----------
COMPUTERS--2.95%
    200     IBM Corp.....................................  07/19/99    4.950         199,505
                                                                                  -----------
CONSUMER PRODUCTS--4.44%
    300     Gillette Co..................................  07/01/99    5.700         300,000
                                                                                  -----------
DRUGS, HEALTHCARE--4.44%
    300     American Home Products Corp..................  07/01/99    5.700         300,000
                                                                                  -----------
ENERGY--2.96%
    200     BP America Inc...............................  07/07/99    4.950         199,835
                                                                                  -----------

MITCHELL HUTCHINS SERIES TRUST--MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                    MATURITY  INTEREST
  (000)                                                     DATES     RATES          VALUE
---------                                                  --------  --------     -----------
COMMERCIAL PAPER@--(CONCLUDED)
FINANCE-RETAIL--4.42%
  $ 300     American Express Credit Co...................  08/04/99    4.800%     $  298,640
                                                                                  -----------
FOOD, BEVERAGE & TOBACCO--4.44%
    300     Diageo Capital PLC...........................  07/01/99    4.840         300,000
                                                                                  -----------
INSURANCE--4.44%
    300     USAA Capital Corp............................  07/09/99    5.000         299,667
                                                                                  -----------
MANUFACTURING-DIVERSIFIED--4.88%
    330     BTR Dunlop Finance Inc.......................  07/01/99    5.750         330,000
                                                                                  -----------
TELECOMMUNICATIONS--8.11%
    300     AT&T Capital Corp............................  08/13/99    4.830         298,269
    250     BellSouth Capital Funding Corp...............  07/13/99    4.960         249,587
                                                                                  -----------
                                                                                     547,856
                                                                                  -----------
Total Commercial Paper (cost--$4,794,706)................                          4,794,706
                                                                                  -----------

SHORT-TERM CORPORATE OBLIGATIONS--7.43%
BANKING--7.43%
    200     Banc One Corp................................  03/24/00    6.700@        202,158
    300     Norwest Corp.................................  08/31/99    5.550@        299,985
                                                                                  -----------
Total Short-Term Corporate Obligations
  (cost--$502,143).......................................                            502,143
                                                                                  -----------

REPURCHASE AGREEMENT--1.40%
     95     Repurchase Agreement dated 06/30/99 with
              State Street Bank & Trust Company,
              collateralized by $96,719 U.S.Treasury
              Bonds, 5.625% due 11/15/11 (value--
              $96,900); proceeds: $95,011
              (cost--$95,000)............................  07/01/99    4.000          95,000
                                                                                  -----------
Total Investments (cost--$6,791,921 which approximates
  cost for federal income tax purposes)--100.53%.........                          6,791,921
Liabilities in excess of other assets--(0.53)%...........                            (36,003)
                                                                                  -----------
Net Assets (applicaple to 6,764,632 shares of beneficial
  interest outstanding at $1.00 per share)--100.00%......                          $6,755,918
                                                                                  -----------
                                                                                  -----------

-----------------

* Variable rate security--Maturity date reflects earlier of reset date or stated maturity. The interest rates shown are the current rates at June 30, 1999 and reset periodically.
@    Interest rates shown are discount rates at dates of purchase.
                         Weighted average maturity--51 days.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                       FOR THE SIX
                                                                                                                      MONTHS ENDED
                                                                                                                      JUNE 30, 1999
                                                                                                                       (UNAUDITED)
                                                                                                                      -------------

INVESTMENT INCOME:
Interest............................................................................................................    $ 206,888
                                                                                                                      -------------

EXPENSES:
Investment advisory and administration..............................................................................       20,446
Legal and audit.....................................................................................................       19,876
Reports and notices to shareholders.................................................................................       12,182
Trustees' fees......................................................................................................        3,750
Custody and accounting..............................................................................................        1,653
Transfer agency fees and related service expenses...................................................................          750
Other expenses......................................................................................................        2,170
                                                                                                                      -------------
                                                                                                                           60,827
                                                                                                                      -------------

NET INVESTMENT INCOME...............................................................................................      146,061
                                                                                                                      -------------

NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.....................................................................           66
                                                                                                                      -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................................    $ 146,127
                                                                                                                      -------------
                                                                                                                      -------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE SIX
                                                                                                  MONTHS ENDED     FOR THE YEAR
                                                                                                  JUNE 30, 1999        ENDED
                                                                                                   (UNAUDITED)   DECEMBER 31, 1998
                                                                                                  -------------  -----------------
FROM OPERATIONS:
Net investment income...........................................................................   $   146,061      $   422,080
Net realized gains from investment transactions.................................................            66               32
                                                                                                  -------------  -----------------
Net increase in net assets resulting from operations............................................       146,127          422,112
                                                                                                  -------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income...........................................................................      (146,061)        (422,080)
                                                                                                  -------------  -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets from beneficial interest transactions.....................    (2,826,433)         676,361
                                                                                                  -------------  -----------------
Net increase (decrease) in net assets...........................................................    (2,826,367)         676,393

NET ASSETS:
Beginning of period.............................................................................     9,582,285        8,905,892
                                                                                                  -------------  -----------------
End of period...................................................................................   $ 6,755,918      $ 9,582,285
                                                                                                  -------------  -----------------
                                                                                                  -------------  -----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust -- Money Market Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of each Portfolio are offered only to insurance company separate accounts that fund certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Trustees has approved an investment advisory and administration contract with Mitchell Hutchins. In accordance with the Advisory Contract the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 1999, the Portfolio owed Mitchell Hutchins $2,859 in investment advisory and administration fees.

OTHER LIABILITIES

  At June 30, 1999, the amount payable for dividends aggregate $21,293.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

  At December 31, 1998, the Portfolio had a net capital loss carryforward of $10,379 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2002. To the extent that the losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

  There was an unlimited amount of $0.001 par value beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JUNE 30, 1999  DECEMBER 31, 1998
                                                              -------------  -----------------
Shares sold.................................................     2,428,967        7,550,491
Shares redeemed.............................................    (5,411,555)      (7,305,182)
Dividends reinvested........................................       156,167          431,052
                                                              -------------  -----------------
Net increase (decrease) in shares outstanding...............    (2,826,421)         676,361
                                                              -------------  -----------------
                                                              -------------  -----------------

MITCHELL HUTCHINS SERIES TRUST--MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                              FOR THE SIX
                                                             MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                             JUNE 30, 1999  -----------------------------------------------------
                                                              (UNAUDITED)     1998       1997       1996       1995       1994
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.......................    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Net investment income......................................         0.02         0.04       0.04       0.04       0.05       0.03
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Dividends from net investment income.......................        (0.02)       (0.04)     (0.04)     (0.04)     (0.05)     (0.03)
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period.............................    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                             -------------  ---------  ---------  ---------  ---------  ---------
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Total investment return (1)................................         1.77%        4.51%      4.53%      4.32%      5.22%      3.43%
                                                             -------------  ---------  ---------  ---------  ---------  ---------
                                                             -------------  ---------  ---------  ---------  ---------  ---------
Ratios/Supplemental Data:
Net assets, end of period (000's)..........................    $   6,756    $   9,582  $   8,906  $  12,287  $  21,974  $  25,042
Expenses to average net assets.............................         1.49%*       1.15%      1.22%      1.17%      0.79%      0.88%
Net investment income to average net assets................         3.57%*       4.42%      4.43%      4.27%      5.23%      3.56%

-----------------

*    Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

SEMIANNUAL REPORT
------------------------------------------

MITCHELL
HUTCHINS SERIES
TRUST



MONEY MARKET
PORTFOLIO






JUNE 30, 1999


-C-1999 PaineWebber Incorporated